Leases - Additional Information (Detail) € in Millions	12 Months Ended
Dec. 31, 2019 EUR (€)
Disclosure of maturity analysis of operating lease payments [line items]
Cash out-flow includes prepaid leases	€ 4.5
Bottom of range [member]
Disclosure of maturity analysis of operating lease payments [line items]
Optional Lease Extension Period	1 year
Lease Term	2 years
Top of range [member]
Disclosure of maturity analysis of operating lease payments [line items]
Optional Lease Extension Period	6 years
Lease Term	10 years